Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	£ 3,428	£ 3,397	£ 3,869
Deferred income	386	359	360
Committed Sales	672	632	481
Remaining transaction price	1,058	991	841
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,265	1,366	1,650
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,359	1,219	1,464
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	804	812	755
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	634	670	954
Deferred income	1	0	2
Remaining transaction price	1	0	2
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	195	148	174
Deferred income	0	1
Remaining transaction price	0	1
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	36	44	86
Deferred income	0	0	2
Remaining transaction price	0	0	2
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	631	696	696
Deferred income	93	105	118
Committed Sales	0	14
Remaining transaction price	93	119	118
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,164	1,071	1,290
Deferred income	255	217	206
Committed Sales	442	413	375
Remaining transaction price	697	630	581
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	768	768	669
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	290	323	310
Deferred income	13	18	11
Committed Sales	10	10
Remaining transaction price	23	28	11
Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	478	445	359
Deferred income	24	18	21
Committed Sales	220	195	106
Remaining transaction price	244	213	127
2020 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			656
2020 [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			2
2020 [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			2
2020 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			82
2020 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			433
2020 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			11
2020 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			126
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		751	160
2021 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2021 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		1
2021 | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2021 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		84	13
2021 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		426	146
2021 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		27
2021 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		213	1
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	831	218
2022 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2022 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2022 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	60	14
2022 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	503	203
2022 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	23	1
2022 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	244	0
2022 and Later [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			25
2022 and Later [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			23
2022 and Later [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price			£ 2
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	202
2023 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	11
2023 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	191
2023 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		22
2023 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		21
2023 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		£ 1
2024 and later
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	25
2024 and later | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	22
2024 and later | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 3